Note 41 - Management Report - Risk and Capital Performance - Own Funds Template, incl. RWA and capital ratios (Detail) - CCR/CRD 4 [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2022 [1]	Dec. 31, 2021
Common Equity Tier 1 (CET 1) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts and other reserves		€ 45,458,000,000	€ 45,864,000,000
Retained earnings		12,305,000,000	10,506,000,000
Accumulated other comprehensive income (loss), net of tax		(1,314,000,000)	(444,000,000)
Independently reviewed interim profits net of any foreseeable charge or dividend	[2]	4,183,000,000	1,379,000,000
Other		1,002,000,000	910,000,000
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		61,634,000,000	58,215,000,000
Common Equity Tier 1 (CET 1) capital: regulatory adjustments [Abstract]
Additional value adjustments (negative amount)		(2,026,000,000)	(1,812,000,000)
Other prudential filters (other than additional value adjustments)		600,000,000	(14,000,000)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)		(5,024,000,000)	(4,897,000,000)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)		(3,244,000,000)	(1,466,000,000)
Negative amounts resulting from the calculation of expected loss amounts		(466,000,000)	(573,000,000)
Defined benefit pension fund assets (negative amount)		(1,149,000,000)	(991,000,000)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)		0	0
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)		0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)		0	(151,000,000)
Other regulatory adjustments	[3]	(2,225,000,000)	(1,805,000,000)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital		(13,536,000,000)	(11,709,000,000)
Common Equity Tier 1 (CET 1) capital		48,097,000,000	46,506,000,000
Additional Tier 1 (AT1) capital: instruments [Abstract]
Capital instruments and the related share premium accounts		8,578,000,000	8,328,000,000
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1		0	600,000,000
Additional Tier 1 (AT1) capital before regulatory adjustments		8,578,000,000	8,928,000,000
Additional Tier 1 (AT1) capital: regulatory adjustments [Abstract]
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)		(60,000,000)	(60,000,000)
Other regulatory adjustments		0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital		(60,000,000)	(60,000,000)
Additional Tier 1 (AT1) capital		8,518,000,000	8,868,000,000
Tier 1 capital (T1 = CET 1 + AT1)		56,616,000,000	55,375,000,000
Tier 2 (T2) capital		9,531,000,000	7,358,000,000
Total Capital		66,146,000,000	62,732,000,000
Total risk-weighted assets		€ 360,003,000,000	€ 351,629,000,000
Capital ratios [Abstract]
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)		13.4	13.2
Tier 1 capital ratio (as a percentage of risk-weighted assets)		15.7	15.7
Total capital ratio (as a percentage of risk-weighted assets)		18.4	17.8

[1]	Starting with the first quarter of 2022, information is presented as reported as the fully loaded definition has been eliminated as resulting only in an immaterial difference; comparative information for earlier periods is unchanged and based on Deutsche Bank’s earlier fully loaded definition
[2]	Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4)
[3]	Includes capital deductions of € 1.2 billion (Dec 2021: € 1.1 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 1.0 billion (Dec 2021: € 0.7 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures, € 7.4 million (Dec 2021:€ 17 million) resulting from minimum value commitments as per Article 36 (1)(n) of the CRR and CET 1 decrease of € 14.7 million (Dec 2021:€ 39 million) from IFRS 9 transitional provision as per Article 473a of the CRR